Discontinued operations (Tables)	6 Months Ended
Jun. 30, 2026
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Discontinued Operations
Revenue and expenses of the discontinued operation were as follows:

	Three Months Ended June 30,	Six Months Ended June 30,
	2025	2025

Revenue	$76,372	$140,004
Cost of revenue	61,219	111,160
Gross profit	15,153	28,844
Operating expenses:
Research and development	2,979	5,738
General and administrative	3,756	7,481
Sales and marketing	2,854	5,169
Foreign exchange loss	1,862	2,609
Depreciation and amortization	646	1,279
	12,097	22,276
Income from discontinued operations	3,056	6,568

Income from investment accounted for by the equity method	387	472
Loss on disposal of operations	(30,183)	(30,183)
Impairment of long-lived assets	(664)	(664)
Interest on long-term debt	(391)	(875)
Interest and other income, net of bank charges	133	353
Loss from discontinued operations before income tax	(27,662)	(24,329)
Income tax expense	1,629	2,118
Net loss from discontinued operations	$(29,291)	$(26,447)